As filed with the Securities and Exchange Commission on June 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2012

Date of reporting period:  April 30, 2012

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.80%
	Aerospace & Defense - 3.76%
1,885	Astronics Corp. *	$59,849
1,378	HEICO Corp.	55,541
6,176	Hexcel Corp. *	169,099
10,286	Lockheed Martin Corp.	931,294
4,849	Northrop Grumman Corp.	306,845
9,859	Raytheon Co.	533,766
1,651	Triumph Group, Inc.	103,716
		2,160,110
	Auto Components - 0.20%
10,570	The Goodyear Tire & Rubber Co. *	116,059

	Automobiles - 0.68%
7,503	Harley Davidson, Inc.	392,632

	Beverages - 3.28%
1,590	Brown-Forman Corp. - Class B	137,297
7,197	The Coca-Cola Co.	549,275
18,628	Coca-Cola Enterprises, Inc.	561,075
1,444	Monster Beverage Corp. *	93,802
8,248	PepsiCo, Inc.	544,368
		1,885,817
	Biotechnology - 1.02%
2,554	Amgen, Inc.	181,615
1,291	Biogen Idec, Inc. *	173,007
3,216	Celgene Corp. *	234,511
		589,133
	Capital Markets - 0.25%
6,563	INTL. FCStone, Inc. *	141,105

	Chemicals - 0.66%
5,697	American Vanguard Corp.	142,425
1,670	Valspar Corp.	85,421
2,373	Westlake Chemical Corp.	151,753
		379,599
	Commercial Services & Supplies - 3.13%
2,114	Cintas Corp.	82,805
13,617	Iron Mountain, Inc.	413,548
1,867	McGrath RentCorp	54,927
99,774	R.R. Donnelley & Sons Co.	1,248,173
		1,799,453
	Communications Equipment - 0.26%
2,896	Comtech Telecommunications Corp.	89,544
6,190	Telefonaktiebolaget LM Ericsson - ADR	61,869
		151,413
	Computers & Peripherals - 4.63%
1,615	Apple, Inc. *	943,548
69,326	Hewlett-Packard Co.	1,716,512
		2,660,060
	Construction & Engineering - 0.27%
3,759	URS Corp.	155,284

	Consumer Finance - 1.69%
4,109	American Express Co.	247,403
21,337	Discover Financial Services	723,324
		970,727
	Diversified Consumer Services - 0.40%
7,684	Lincoln Educational Services Corp.	56,401
2,286	Weight Watchers International, Inc.	173,645
		230,046
	Diversified Financial Services - 0.28%
3,688	JPMorgan Chase & Co.	158,510

	Diversified Telecommunication Services - 2.63%
17,683	AT&T, Inc.	581,948
14,014	IDT Corp. - Class B	117,998
4,641	Neutral Tandem, Inc. *	53,928
17,386	Verizon Communications, Inc.	702,047
27,615	Vonage Holdings Corp. *	56,335
		1,512,256
	Electronic Equipment, Instruments & Components - 1.31%
1,899	FEI Co. *	95,273
7,871	SYNNEX Corp. *	299,806
5,386	Tech Data Corp. *	289,713
5,924	Vishay Intertechnology, Inc. *	66,467
		751,259
	Energy Equipment & Services - 0.59%
2,290	Baker Hughes, Inc.	101,012
6,891	Halliburton Co.	235,810
		336,822
	Food & Staples Retailing - 3.54%
5,059	Nash Finch Co.	126,981
1,318	Pricesmart, Inc.	108,788
27,177	Safeway, Inc.	552,508
1,866	Sysco Corp.	53,927
20,246	Wal-Mart Stores, Inc.	1,192,692
		2,034,896
	Food Products - 1.36%
1,552	Cal-Maine Foods, Inc.	55,919
2,149	ConAgra Foods, Inc.	55,487
4,772	Dean Foods Co. *	58,600
3,367	Fresh Del Monte Produce, Inc. #	78,013
1,259	Green Mountain Coffee Roasters, Inc. *	61,376
1,592	The Hershey Co.	106,680
16,613	Sara Lee Corp.	366,151
		782,226
	Gas Utilities - 0.35%
5,175	The Laclede Group, Inc.	203,792

	Health Care Equipment & Supplies - 0.46%
538	Atrion Corp.	124,084
1,468	Baxter International, Inc.	81,342
678	The Cooper Companies, Inc.	59,779
		265,205
	Health Care Providers & Services - 2.25%
3,111	Aetna, Inc.	137,008
3,333	AMERIGROUP Corp. *	205,846
2,871	Centene Corp. *	113,663
1,699	Coventry Health Care, Inc.	50,953
3,328	Humana, Inc.	268,503
2,622	Magellan Health Services, Inc. *	116,102
5,023	Triple-S Management Corp. - Class B *#	105,784
3,084	UnitedHealth Group, Inc.	173,167
1,766	WellPoint, Inc.	119,770
		1,290,796
	Hotels, Restaurants & Leisure - 2.53%
2,182	Domino's Pizza, Inc. *	82,501
6,135	McDonald's Corp.	597,856
1,529	Papa John's International, Inc. *	61,588
4,418	Red Robin Gourmet Burgers, Inc. *	157,546
7,431	Wyndham Worldwide Corp.	374,077
1,374	Wynn Resorts Ltd.	183,292
		1,456,860
	Household Durables - 0.65%
5,738	Garmin Ltd. #	270,432
1,759	Tempur-Pedic International, Inc. *	103,500
		373,932
	Household Products - 1.66%
3,771	Colgate-Palmolive Co.	373,103
9,109	The Procter & Gamble Co.	579,697
		952,800
	Insurance - 4.33%
3,365	American Financial Group, Inc.	130,966
8,694	Assurant, Inc.	350,716
18,280	CNO Financial Group, Inc. *	132,896
2,949	Protective Life Corp.	86,288
15,151	Torchmark Corp.	738,005
16,351	The Travelers Companies, Inc.	1,051,696
		2,490,567
	Internet & Catalog Retail - 0.61%
464	priceline.com, Inc. *	353,020

	Internet Software & Services - 0.84%
7,432	IAC/InterActiveCorp.	357,851
11,119	InfoSpace, Inc. *	123,754
		481,605
	IT Services - 4.19%
8,304	Cardtronics, Inc. *	218,893
9,706	Fidelity National Information Services, Inc.	326,801
4,294	International Business Machines Corp.	889,202
7,928	Visa, Inc. - Class A	974,985
		2,409,881
	Life Sciences Tools & Services - 0.10%
8,947	Cambrex Corp. *	57,977

	Machinery - 0.51%
2,215	Colfax Corp. *	75,066
1,677	Mueller Industries, Inc.	76,656
1,244	NACCO Industries, Inc. - Class A	141,157
		292,879
	Media - 3.32%
6,785	CBS Corp. - Class B	226,280
2,200	DIRECTV - Class A *	108,394
1,489	Discovery Communications, Inc. - Class A *	81,031
8,713	Lions Gate Entertainment Corp. *#	106,560
1,793	Viacom, Inc - Class B	83,177
18,750	The Walt Disney Co.	808,312
1,310	The Washington Post Co. - Class B	495,403
		1,909,157
	Metals & Mining - 0.34%
2,182	Cliffs Natural Resources, Inc.	135,851
2,915	Olympic Steel, Inc.	61,594
		197,445
	Multi-line Retail - 3.96%
10,499	Big Lots, Inc. *	384,683
9,437	Dollar Tree, Inc. *	959,365
18,586	Kohl's Corp.	931,716
		2,275,764
	Multi-Utilities - 1.41%
9,977	Ameren Corp.	327,146
5,925	Centerpoint Energy, Inc.	119,744
5,120	Consolidated Edison, Inc.	304,384
2,542	MDU Resources Group, Inc.	58,313
		809,587
	Oil, Gas & Consumable Fuels - 3.86%
1,985	Chevron Corp.	211,522
5,078	ConocoPhillips	363,737
3,916	HollyFrontier Corp.	120,691
2,490	Marathon Petroleum Corp.	103,609
3,154	Occidental Petroleum Corp.	287,708
17,510	Tesoro Corp. *	407,107
6,965	Total S.A. - ADR	335,086
13,869	Western Refining, Inc.	264,204
3,690	The Williams Companies, Inc.	125,571
		2,219,235
	Paper & Forest Products - 0.89%
5,831	Domtar Corp.	510,096

	Personal Products - 1.25%
6,652	The Estee Lauder Companies, Inc. - Class A	434,708
9,873	Medifast, Inc. *	189,759
2,245	Usana Health Sciences, Inc. *	93,617
		718,084
	Pharmaceuticals - 6.17%
9,407	Abbott Laboratories	583,798
14,541	Bristol-Myers Squibb Co.	485,233
1,612	Forest Laboratories, Inc. *	56,146
10,098	Johnson & Johnson	657,279
70,380	Pfizer, Inc.	1,613,813
6,832	Viropharma, Inc. *	148,596
		3,544,865
	Professional Services - 0.31%
12,735	Kelly Services, Inc. - Class A	178,163

	Semiconductors & Semiconductor Equipment - 4.93%
6,112	Altera Corp.	217,404
85,267	Intel Corp.	2,421,583
4,843	Kulicke & Soffa Industries, Inc. *	63,443
4,747	Magnachip Semiconductor Corp. *	55,920
2,121	Xilinx, Inc.	77,162
		2,835,512
	Software - 2.17%
12,954	American Software, Inc. - Class A	107,259
3,597	Electronic Arts, Inc. *	55,322
18,826	Microsoft Corp.	602,809
6,371	Oracle Corp.	187,244
7,369	Tyler Technologies, Inc. *	294,392
		1,247,026
	Specialty Retail - 15.90%
933	Advance Auto Parts, Inc.	85,649
1,283	America's Car-Mart, Inc. *	58,941
3,197	Asbury Automotive Group, Inc. *	89,260
5,994	Ascena Retail Group, Inc. *	122,757
483	AutoZone, Inc. *	191,345
7,627	Best Buy Co., Inc.	168,328
2,529	GameStop Corp. - Class A	57,560
90,733	The Gap, Inc.	2,585,890
1,561	Genesco, Inc. *	117,075
53,682	Home Depot, Inc.	2,780,191
7,105	Lowe's Companies, Inc.	223,594
10,999	OfficeMax, Inc. *	51,145
2,293	O'Reilly Automotive, Inc. *	241,820
2,247	PetSmart, Inc.	130,910
14,934	Ross Stores, Inc.	919,785
12,635	Sonic Automotive, Inc. - Class A	212,521
22,663	The TJX Companies, Inc.	945,274
1,776	Ulta Salon Cosmetics & Fragrance, Inc. *	156,608
		9,138,653
	Textiles, Apparel & Luxury Goods - 1.13%
2,658	Coach, Inc.	194,459
1,204	Fossil, Inc. *	157,327
1,719	Ralph Lauren Corp.	296,132
		647,918
	Tobacco - 1.32%
1,752	Lorillard, Inc.	237,028
5,816	Philip Morris International, Inc.	520,590
		757,618
	Trading Companies & Distributors - 0.98%
8,706	Fastenal Co.	407,615
746	W.W. Grainger, Inc.	155,034
		562,649
	Wireless Telecommunication Services - 0.44%
7,475	Telephone & Data Systems, Inc.	181,568
5,484	USA Mobility, Inc.	70,853
		252,421
	Total Common Stocks (Cost $50,232,803)	55,640,914

	SHORT-TERM INVESTMENTS - 2.85%
1,641,535	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $1,641,535)	1,641,535
	Total Investments in Securities (Cost $51,874,338) - 99.65%	57,282,449
	Other Assets in Excess of Liabilities - 0.35%	198,550
	Net Assets - 100.00%	$57,480,999

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of April 30, 2012.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.86%
	Aerospace & Defense - 7.68%
65,156	BAE Systems PLC - ADR	$1,260,117
8,177	Lockheed Martin Corp.	740,346
599	Northrop Grumman Corp.	37,905
3,436	Raytheon Co.	186,025
		2,224,393
	Capital Markets - 2.30%
28,548	Credit Suisse Group AG - ADR	665,454

	Commercial Banks - 0.72%
2,496	Bank of Montreal #	148,188
1,363	DBS Group Holdings Ltd. - ADR	61,458
		209,646
	Commercial Services & Supplies - 0.82%
6,929	Waste Management, Inc.	236,972

	Computers & Peripherals - 1.88%
17,673	Seagate Technology PLC #	543,621

	Construction Materials - 1.42%
20,273	CRH PLC - ADR	412,150

	Diversified Financial Services - 0.93%
10,498	NYSE Euronext	270,323

	Diversified Telecommunication Services - 20.61%
12,254	AT&T, Inc.	403,279
703	BCE, Inc. #	28,493
1,754	BT Group PLC - ADR	60,092
80,306	Deutsche Telekom AG - ADR	915,488
54,370	France Telecom S.A. - ADR	753,568
19,532	KT Corp. - ADR	250,986
89,714	Telecom Italia S.p.A. - ADR	1,015,562
49,649	Telefonica S.A. - ADR	726,365
66,809	Telstra Corp., Ltd. - ADR	1,234,630
14,393	Verizon Communications, Inc.	581,189
		5,969,652
	Food Products - 0.53%
5,908	ConAgra Foods, Inc.	152,545

	Industrial Conglomerates - 0.40%
5,865	Koninklijke Philips Electronics N.V. - ADR	117,241

	Insurance - 7.97%
42,453	Allianz SE - ADR	469,530
42,975	AXA S.A. - ADR	608,956
15,936	Manulife Financial Corp. #	217,845
2,904	Power Corporation of Canada	78,968
38,053	Sun Life Financial, Inc. #	932,298
		2,307,597
	Machinery - 0.13%
873	Metso Corp. - ADR	37,364

	Media - 0.50%
4,808	Thomson Reuters Corp. #	143,375

	Metals & Mining - 3.14%
2,558	BHP Billiton PLC - ADR	164,633
83,440	Companhia Siderurgica Nacional S.A. - ADR	744,285
		908,918
	Oil, Gas & Consumable Fuels - 16.53%
6,702	BP PLC - ADR	290,934
39,481	Canadian Oil Sands Ltd. #	872,135
482	Chevron Corp.	51,362
3,052	China Petroleum & Chemical Corp. - ADR	321,894
1,031	ConocoPhillips	73,851
18,927	ENI S.p.A. - ADR	843,387
11,387	Husky Energy, Inc. #	297,576
956	PetroChina Co., Ltd. - ADR	142,272
19,183	Repsol YPF, S.A. - ADR	368,314
3,855	Royal Dutch Shell PLC - ADR	275,787
969	Sasol Ltd. - ADR	45,960
6,170	Statoil ASA - ADR	166,035
21,561	Total S.A. - ADR	1,037,300
		4,786,807
	Paper & Forest Products - 2.58%
39,756	Svenska Cellulosa AB (SCA) - ADR	634,108
8,931	UPM-Kymmene Oyj - ADR	113,781
		747,889
	Pharmaceuticals - 12.46%
26,612	AstraZeneca PLC - ADR	1,168,267
15,856	Bristol-Myers Squibb Co.	529,115
6,065	Eisai Co., Ltd. - ADR	236,596
28,176	Eli Lilly & Co.	1,166,205
22,200	Pfizer, Inc.	509,046
		3,609,229
	Semiconductors & Semiconductor Equipment - 2.95%
7,120	Intel Corp.	202,208
48,340	STMicroelectronics N.V. - ADR	279,405
139,330	United Microelectronics Corp. - ADR	373,404
		855,017
	Tobacco - 0.46%
3,251	Reynolds American, Inc.	132,738

	Wireless Telecommunication Services - 9.85%
4,237	China Mobile Ltd. - ADR	234,476
18,683	Mobile Telesystems - ADR	365,439
2,713	NTT DoCoMo, Inc. - ADR	46,447
4,960	Philippine Long Distance Telephone Co. - ADR	301,171
6,282	Rogers Communications, Inc. - Class B #	234,507
46,432	SK Telecom Co., Ltd. - ADR	627,761
29,425	VimpelCom Ltd. - ADR	299,841
26,747	Vodafone Group PLC - ADR	744,369
		2,854,011
	Total Common Stocks (Cost $27,025,041)	27,184,942

	CONVERTIBLE PREFERRED STOCKS - 0.70%
	Media - 0.70%
9,842	Shaw Communications, Inc. - Class B - ADR	202,942

	Total Convertible Preferred Stocks (Cost $200,337)	202,942

	PREFERRED STOCKS - 3.01%
	Diversified Telecommunication Services - 3.01%
30,675	Telefonica Brasil S.A. - ADR	873,317

	Total Preferred Stocks (Cost $836,634)	873,317

	SHORT-TERM INVESTMENTS - 5.42%
1,569,519	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $1,569,519)	1,569,519
	Total Investments in Securities (Cost $29,631,531) - 102.99%	29,830,720
	Liabilities in Excess of Other Assets - (2.99)%	(866,024)
	Net Assets - 100.00%	$28,964,696

# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of April 30, 2012.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	20.9%
United Kingdom	12.7%
Canada	10.6%
France	8.3%
Italy	6.4%
Brazil	5.6%
Germany	4.8%
Australia	4.3%
Spain	3.8%
Ireland	3.3%
Republic of Korea	3.0%
Netherlands	2.3%
Switzerland	2.3%
Sweden	2.2%
China	1.6%
Taiwan, Province of China	1.3%
Russian Federation	1.3%
Philippines	1.0%
Bermuda	1.0%
Japan	1.0%
Hong Kong	0.8%
Norway	0.6%
Finland	0.5%
Singapore	0.2%
South Africa	0.2%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.14%
	Aerospace & Defense - 3.79%
643	Astronics Corp. *	$20,415
747	Curtiss-Wright Corp.	26,362
1,302	HEICO Corp.	52,517
3,112	Hexcel Corp. *	85,207
2,912	Taser International, Inc. *	13,395
314	Teledyne Technologies, Inc. *	20,291
954	Triumph Group, Inc.	59,930
		278,117
	Airlines - 1.09%
438	Alaska Air Group, Inc. *	14,804
549	Copa Holdings S.A. - Class A #	44,639
1,906	Delta Air Lines, Inc. *	20,890
		80,333
	Auto Components - 0.82%
799	The Goodyear Tire & Rubber Co. *	8,773
3,407	Standard Motor Products, Inc.	51,343
		60,116
	Beverages - 1.30%
514	Brown-Forman Corp. - Class B	44,384
595	Coca-Cola Enterprises, Inc.	17,921
507	Monster Beverage Corp. *	32,935
		95,240
	Biotechnology - 0.66%
851	Cepheid, Inc. *	32,687
2,108	Neurocrine Biosciences, Inc. *	15,662
		48,349
	Building Products - 0.30%
697	Trex Co., Inc. *	22,304

	Capital Markets - 0.29%
256	Virtus Investment Partners, Inc. *	21,606

	Chemicals - 3.60%
2,984	American Vanguard Corp.	74,600
2,012	H.B. Fuller Co.	66,195
568	The Sherwin-Williams Co.	68,319
281	Valhi, Inc.	15,188
463	The Valspar Corp.	23,682
253	Westlake Chemical Corp.	16,179
		264,163
	Commercial Services & Supplies - 2.46%
614	Acorn Energy, Inc.	7,645
1,448	Cintas Corp.	56,718
237	Clean Harbors, Inc. *	16,173
1,106	Copart, Inc. *	29,209
773	McGrath RentCorp	22,742
668	Multi-Color Corp.	14,242
1,062	Waste Connections, Inc.	34,228
		180,957
	Communications Equipment - 0.40%
955	Comtech Telecommunications Corp.	29,529

	Containers & Packaging - 0.43%
1,906	Myers Industries, Inc.	31,506

	Distributors - 1.09%
955	Genuine Parts Co.	61,865
1,419	VOXX International Corp. *	18,007
		79,872
	Diversified Consumer Services - 0.16%
158	Weight Watchers International, Inc.	12,002

	Diversified Telecommunication Services - 1.45%
1,671	Consolidated Communications Holdings, Inc.	32,334
6,847	Telecom Corp. of New Zealand Ltd. - ADR	73,811
		106,145
	Electrical Equipment - 0.34%
1,050	Generac Holdings, Inc. *	25,284

	Electronic Equipment, Instruments & Components - 1.24%
1,098	Electro Scientific Industries, Inc.	15,657
1,378	Jabil Circuit, Inc.	32,314
1,123	SYNNEX Corp. *	42,775
		90,746
	Energy Equipment & Services - 0.56%
325	Gulfmark Offshore, Inc. - Class A *	15,655
318	Oceaneering International, Inc.	16,418
860	RPC, Inc.	8,892
		40,965
	Food & Staples Retailing - 1.18%
587	Pricesmart, Inc.	48,451
10,987	Rite Aid Corp. *	15,931
268	Whole Foods Market, Inc.	22,263
		86,645
	Food Products - 4.29%
991	B&G Foods, Inc.	22,040
1,703	Cal-Maine Foods, Inc.	61,359
1,170	ConAgra Foods, Inc.	30,209
615	Dean Foods Co. *	7,552
797	Flowers Foods, Inc.	17,096
2,073	Gruma S.A.B. de CV - ADR*	22,616
482	The Hershey Co.	32,299
1,106	Lancaster Colony Corp.	72,122
500	Seneca Foods Corp. - Class A *	11,645
2,561	Smart Balance, Inc. *	15,110
299	Snyder's-Lance, Inc.	7,738
851	Tyson Foods, Inc. - Class A	15,531
		315,317
	Health Care Equipment & Supplies - 2.06%
229	Atrion Corp.	52,817
674	The Cooper Companies, Inc.	59,427
125	C.R. Bard, Inc.	12,370
367	Cyberonics, Inc.	14,056
3,525	RTI Biologics, Inc. *	12,338
		151,008
	Health Care Providers & Services - 1.85%
276	AMERIGROUP Corp. *	17,046
1,508	Centene Corp. *	59,702
248	Coventry Health Care, Inc.	7,438
377	Omnicare, Inc.	13,135
1,259	Team Health Holdings, Inc. *	27,119
539	Triple-S Management Corp.	11,351
		135,791
	Health Care Technology - 0.78%
543	Computer Programs & Systems, Inc.	32,357
660	Quality Systems, Inc.	24,684
		57,041
	Hotels, Restaurants & Leisure - 7.44%
516	Brinker International, Inc.	16,239
860	Churchill Downs, Inc.	51,050
500	Cracker Barrel Old Country Store, Inc.	28,760
3,296	Denny's Corp. *	13,645
1,501	Domino's Pizza, Inc. *	56,753
724	Interval Leisure Group, Inc.	12,511
1,141	Marcus Corp.	14,274
1,647	Papa John's International, Inc. *	66,341
557	Peet's Coffee & Tea, Inc. *	42,789
767	Red Robin Gourmet Burgers, Inc. *	27,351
5,453	Ruth's Hospitality Group, Inc. *	37,735
3,252	Shuffle Master, Inc. *	57,463
979	Tim Hortons, Inc. #	56,479
1,289	Wyndham Worldwide Corp.	64,888
		546,278
	Household Durables - 2.78%
2,140	D.R. Horton, Inc.	34,989
2,193	Garmin Ltd. #	103,356
651	Tempur-Pedic International, Inc. *	38,305
442	Tupperware Brands Corp.	27,532
		204,182
	Household Products - 1.67%
2,410	Church & Dwight Co., Inc.	122,428

	Insurance - 0.78%
3,252	eHealth, Inc. *	57,625

	Internet & Catalog Retail - 0.60%
528	Expedia, Inc.	22,519
28	priceline.com, Inc. *	21,303
		43,822
	Internet Software & Services - 4.44%
2,617	IAC/InterActiveCorp.	126,009
6,231	InfoSpace, Inc. *	69,351
651	Keynote Systems, Inc.	11,978
1,536	Liquidity Services, Inc. *	81,915
264	Open Text Corp. *#	14,781
377	Rackspace Hosting, Inc. *	21,900
		325,934
	IT Services - 4.47%
946	Alliance Data Systems Corp. *	121,552
3,570	Cardtronics, Inc. *	94,105
1,755	Heartland Payment Systems, Inc.	53,475
2,501	Total System Services, Inc.	58,824
		327,956
	Leisure Equipment & Products - 1.95%
520	Arctic Cat, Inc. *	23,005
937	Brunswick Corp.	24,634
1,059	Mattel, Inc.	35,582
600	Polaris Industries, Inc.	47,664
220	Sturm Ruger & Co., Inc.	12,469
		143,354
	Life Sciences Tools & Services - 0.41%
4,596	Cambrex Corp. *	29,782

	Machinery - 3.50%
630	Actuant Corp. - Class A	17,180
265	Chart Industries, Inc. *	20,254
1,717	Colfax Corp. *	58,189
1,122	Donaldson Co., Inc.	38,889
1,423	Lydall, Inc. *	15,013
1,653	Miller Industries, Inc.	27,109
1,003	Mueller Industries, Inc.	45,847
526	Titan International, Inc.	15,196
153	Valmont Industries, Inc.	18,961
		256,638
	Media - 1.93%
243	Arbitron, Inc.	9,246
460	Charter Communications, Inc. - Class A *	27,816
1,100	DISH Network Corp. - Class A	35,167
5,664	Lions Gate Entertainment Corp. *#	69,271
		141,500
	Metals & Mining - 1.01%
619	Carpenter Technology Corp.	34,454
1,985	Grupo Simec, S.A. de C.V.	18,520
1,303	Imperial Metals Corp. *#+	21,496
		74,470
	Multi-line Retail - 2.66%
236	Dillard's, Inc. - Class A	15,236
333	Dollar General Corp. *	15,804
1,615	Dollar Tree, Inc. *	164,181
		195,221
	Oil, Gas & Consumable Fuels - 2.34%
200	Adams Resources & Energy, Inc.	12,146
475	Cabot Oil & Gas Corp.	16,691
1,380	HollyFrontier Corp.	42,532
524	Kinder Morgan, Inc.	18,812
510	Panhandle Oil And Gas, Inc. - Class A	14,051
1,118	Targa Resources Corp.	53,765
580	Tesoro Corp. *	13,485
		171,482
	Paper & Forest Products - 1.20%
551	Buckeye Technologies, Inc.	17,858
1,757	KapStone Paper & Packaging Corp. *	31,731
1,362	Neenah Paper, Inc.	38,899
		88,488
	Personal Products - 2.10%
1,511	Elizabeth Arden, Inc. *	58,899
855	Herbalife Ltd. #	60,124
663	Nu Skin Enterprises, Inc. - Class A	35,338
		154,361
	Pharmaceuticals - 1.49%
329	Perrigo Co.	34,512
3,128	Santarus, Inc. *	19,925
2,522	Viropharma, Inc. *	54,854
		109,291
	Professional Services - 2.23%
2,039	CDI Corp.	36,172
673	Exponent, Inc. *	32,169
422	FTI Consulting, Inc. *	15,335
455	Huron Consulting Group, Inc. *	16,034
755	Mistras Group, Inc. *	17,720
1,601	On Assignment, Inc. *	29,955
254	Towers Watson & Co. - Class A	16,612
		163,997
	Real Estate Management & Development - 1.84%
2,257	Altisource Portfolio Solutions S.A. *#	135,036

	Road & Rail - 0.26%
246	Kansas City Southern	18,947

	Semiconductors & Semiconductor Equipment - 0.19%
1,040	Kulicke & Soffa Industries, Inc. *	13,624

	Software - 6.51%
707	ACI Worldwide, Inc. *	28,181
3,469	Activision Blizzard, Inc.	44,646
2,630	American Software, Inc. - Class A	21,776
1,981	Aspen Technology, Inc. *	39,184
1,651	Deltek, Inc. *	17,236
1,139	Manhattan Associates, Inc. *	57,121
1,173	Monotype Imaging Holdings, Inc. *	16,645
521	Nuance Communications, Inc. *	12,733
1,086	Retalix Ltd. *#	22,806
1,151	SS&C Technologies Holdings, Inc.	27,359
4,754	Tyler Technologies, Inc. *	189,922
		477,609
	Specialty Retail - 12.29%
868	Advance Auto Parts, Inc.	79,682
1,239	America's Car-Mart, Inc. *	56,920
2,069	Asbury Automotive Group, Inc. *	57,766
317	AutoNation, Inc. *	10,962
356	AutoZone, Inc. *	141,033
2,293	Foot Locker, Inc.	70,143
940	The Gap, Inc.	26,790
1,870	Genesco, Inc. *	140,250
216	Hibbett Sports, Inc.	12,900
1,036	Kirkland's, Inc. *	15,167
293	Limited Brands, Inc.	14,562
440	O'Reilly Automotive, Inc. *	46,402
1,660	PetSmart, Inc.	96,712
2,431	Pier 1 Imports, Inc.	41,765
204	Ross Stores, Inc.	12,564
998	Sally Beauty Holdings, Inc. *	26,547
544	Systemax, Inc. *	9,340
106	Ulta Salon Cosmetics & Fragrance, Inc.	9,347
706	Vitamin Shoppe, Inc. *	33,231
		902,083
	Textiles, Apparel & Luxury Goods - 0.63%
217	Fossil, Inc. *	28,355
243	Lululemon Athletica, Inc. *	18,016
		46,371
	Tobacco - 0.65%
2,757	Vector Group Ltd.	47,834

	Trading Companies & Distributors - 1.99%
4,058	Aceto Corp.	36,522
425	Bunzl PLC - ADR	35,594
354	DXP Enterprises, Inc. *	15,353
289	TransDigm Group, Inc.	36,449
108	W.W. Grainger, Inc.	22,445
		146,363
	Wireless Telecommunication Services - 0.64%
1,565	Tim Participacoes S.A. - ADR	46,840

	Total Common Stocks (Cost $6,442,046)	7,204,552

	PREFERRED STOCKS - 1.05%
	Diversified Telecommunication Services - 0.81%
716	Oi S.A. - ADR	12,838
1,635	Telefonica Brasil S.A. - ADR	46,548
		59,386
	Oil, Gas & Consumable Fuels - 0.24%
777	Ultrapar Participacoes S.A. - ADR	17,591

	Total Preferred Stocks (Cost $79,124)	76,977

	SHORT-TERM INVESTMENTS - 1.68%
123,831	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $123,831)	123,831
	Total Investments in Securities (Cost $6,645,001) - 100.87%	7,405,360
	Liabilities in Excess of Other Assets - (0.87)%	(64,189)
	Net Assets - 100.00%	$7,341,171

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
† Rate shown is the 7-day yield as of April 30, 2012.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2012 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2012:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,894,041	$-	$-	$16,894,041
Consumer Staples	7,131,441	-	-	7,131,441
Energy	2,556,057	-	-	2,556,057
Financials	3,760,909	-	-	3,760,909
Health Care	5,747,976	-	-	5,747,976
Industrials	5,148,538	-	-	5,148,538
Information Technology	10,536,756	-	-	10,536,756
Materials	1,087,140	-	-	1,087,140
Telecommunication Services	1,764,677	-	-	1,764,677
Utilities	1,013,379	-	-	1,013,379
Total Common Stocks	55,640,914	-	-	55,640,914
Short-Term Investments	1,641,535	-	-	1,641,535
Total Investments in Securities	$57,282,449	$-	$-	$57,282,449

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$143,375	$-	$-	$143,375
Consumer Staples	285,283	-	-	285,283
Energy	4,786,807	-	-	4,786,807
Financials	3,453,020	-	-	3,453,020
Health Care	3,609,229	-	-	3,609,229
Industrials	2,615,970	-	-	2,615,970
Information Technology	1,398,638	-	-	1,398,638
Materials	2,068,957	-	-	2,068,957
Telecommunication Services	8,823,663	-	-	8,823,663
Total Common Stocks	27,184,942	-	-	27,184,942
Convertible Preferred Stocks
Materials	202,942	-	-	202,942
Total Convertible Preferred Stocks	202,942	-	-	202,942
Preferred Stocks
Telecommunication Services	873,317	-	-	873,317
Total Preferred Stocks	873,317	-	-	873,317
Short-Term Investments	1,569,519	-	-	1,569,519
Total Investments in Securities	$29,830,720	$-	$-	$29,830,720

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,374,801	$-	$-	$2,374,801
Consumer Staples	821,825	-	-	821,825
Energy	212,447	-	-	212,447
Financials	214,267	-	-	214,267
Health Care	531,262	-	-	531,262
Industrials	1,172,940	-	-	1,172,940
Information Technology	1,265,398	-	-	1,265,398
Materials	437,131	21,496	-	458,627
Telecommunication Services	152,985	-	-	152,985
Total Common Stocks	7,183,056	21,496	-	7,204,552
Preferred Stocks
Energy	17,591	-	-	17,591
Telecommunication Services	59,386	-	-	59,386
Total Preferred Stocks	76,977	-	-	76,977
Short-Term Investments	123,831	-	-	123,831
Total Investments in Securities	$7,383,864	$21,496	$-	$7,405,360

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2012, the end of the reporting period.  The All Cap Core Fund and the Enhanced Dividend Fund recognized no transfers to/from Level 1 or Level 2. In the Small/Mid Cap Growth Fund, a transfer in the amount of $21,496 was made from Level 1 to Level 2 at the end of the reporting period due to the lack of availability of a closing price on the primary U.S. exchange.  There were no Level 3 securities held in the Funds during the quarter ended April 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2012 was as follows*:

All Cap Core Fund

Cost of investments	$52,055,014

Gross unrealized appreciation	$6,790,128
Gross unrealized depreciation	(1,562,693)
Net unrealized appreciation	$5,227,435

Enhanced Dividend Fund

Cost of investments	$29,659,024

Gross unrealized appreciation	$1,519,774
Gross unrealized depreciation	(1,348,078)
Net unrealized appreciation	$171,696

Small/Mid Cap Growth Fund

Cost of investments	$6,745,866

Gross unrealized appreciation	$949,700
Gross unrealized depreciation	(290,206)
Net unrealized appreciation	$659,494

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  6/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  6/26/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  6/26/2012

* Print the name and title of each signing officer under his or her signature.